Share-Based Compensation (Details) - Schedule of fair value common shares with reference to the market based transaction - 3 months ended Dec. 31, 2021		$ / shares	SFr / shares
Schedule of fair value common shares with reference to the market based transaction [Abstract]
Grant dates		Oct. 25, 2021
Estimated fair value of Common Shares on the grant date (USD) | $ / shares	[1]	$ 336.39
Purchase price (CHF) | SFr / shares			SFr 0.1

[1]	The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).